Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
REVENUE
16	REVENUE

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Revenue from contract services	30,686,871	107,896,941	61,838,681	13,817,155
Revenue from sales of goods	24,360,650	35,386,851	22,611,383	5,052,259
Revenue from contract services – related party	8,460,447	4,770,181	5,894,524	1,317,065
Revenue from sales of goods – related party	1,498	—	—	—
	63,509,466	148,053,973	90,344,588	20,186,479

Timing of revenue recognition:
Point in time	24,362,148	35,386,851	22,611,383	5,052,259
Over time	39,147,318	112,667,122	67,733,205	15,134,220
	63,509,466	148,053,973	90,344,588	20,186,479

Unsatisfied performance obligation	32,053,105	22,396,400	14,606,212	3,263,593

Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of solar mounting structure and its accessories.

Unsatisfied performance obligation was duly satisfied and recognized as revenue within 12 months after the reporting year end, respectively. Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of parts and accessories.